Note 18 - Financial Instruments - Schedule of Maturity Analysis of Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	$ 3,579	$ 8,828
Not later than one year [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	3,579	8,828
Lease payable	125	122
Total	11,797	8,950
Not later than one year [member] | Government loan [member]
Statement Line Items [Line Items]
Borrowings	36	0
Not later than one year [member] | Convertible notes [member]
Statement Line Items [Line Items]
Borrowings	8,057	0
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	0	0
Lease payable	128	125
Total	9,755	125
Later than one year and not later than two years [member] | Government loan [member]
Statement Line Items [Line Items]
Borrowings	1,615	0
Later than one year and not later than two years [member] | Convertible notes [member]
Statement Line Items [Line Items]
Borrowings	8,012	0
Later than two years [member]
Statement Line Items [Line Items]
Accounts payable and accrued liabilities	0	0
Lease payable	43	160
Total	107,633	71,912
Later than two years [member] | Government loan [member]
Statement Line Items [Line Items]
Borrowings	8,519	4,299
Later than two years [member] | Convertible notes [member]
Statement Line Items [Line Items]
Borrowings	$ 99,071	$ 67,453